Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30,
	2018	2017
Compensation and benefits	$2,500	$1,662
Research and development costs	6,659	339
UCLB milestone	653	—
Professional fees	3,099	300
Deferred rent	569	197
Other liabilities	623	589
Total accrued expenses and other liabilities	$14,103	$3,087